UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERNATIONAL FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2004

[LOGO OF USAA]
   USAA(R)

                        USAA INTERNATIONAL Fund

                                     [GRAPHIC OF USAA INTERNATIONAL FUND]

                       Quarterly Portfolio of Investments

--------------------------------------------------------------------------------
     AUGUST 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERNATIONAL FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                      MARKET
     NUMBER                                                                            VALUE
  OF SHARES   SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              STOCKS (97.9%)

              AUSTRALIA (3.4%)
  1,139,469   News Corp. Ltd. (Movies & Entertainment)                              $  8,923
    794,252   QBE Insurance Group Ltd. (Property & Casualty Insurance)                 7,112
                                                                                    --------
                                                                                      16,035
                                                                                    --------
              AUSTRIA (1.7%)
    209,100   Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)          7,990
                                                                                    --------
              BRAZIL (2.0%)
     81,300   Brasil Telecom Participacoes S.A. ADR (Preferred)
                (Integrated Telecommunication Services)                                2,653
    117,400   Companhia Vale Do Rio Doce ADR (Diversified Metals & Mining)             6,782
                                                                                    --------
                                                                                       9,435
                                                                                    --------
              CANADA (3.1%)
    138,770   BCE, Inc. (Integrated Telecommunication Services)                        2,882
    135,791   Canadian National Railway Co. (Railroads)                                6,188
    140,820   Encana Corp. (Oil & Gas Exploration & Production)                        5,739
                                                                                    --------
                                                                                      14,809
                                                                                    --------
              FRANCE (14.9%)
    590,200   AXA S.A. (Multi-Line Insurance)                                         12,157
    125,900   Business Objects S.A. (Application Software)*                            2,340
    279,700   Credit Agricole S.A. (Regional Banks)                                    7,085
     79,154   L'Air Liquide S.A. (Industrial Gases)                                   12,450
    107,620   Sanofi-Synthelabo S.A. (Pharmaceuticals)(b)                              7,672
    148,059   Schneider Electric S.A. (Electrical Components & Equipment)              9,315
     78,887   Societe Television Francaise 1 (Broadcasting & Cable TV)                 2,230
    107,033   Total S.A. ADR (Integrated Oil & Gas)                                   10,488
    295,000   Veolia Environnement (Multi-Utilities & Unregulated Power)               7,648
                                                                                    --------
                                                                                      71,385
                                                                                    --------
              GERMANY (2.6%)
    175,050   Bayerische Motoren Werke AG (Automobile Manufacturers)                   7,251
     97,500   Schering AG (Pharmaceuticals)                                            5,432
                                                                                    --------
                                                                                      12,683
                                                                                    --------
              HONG KONG (1.7%)
  7,693,500   CNOOC Ltd. (Oil & Gas Exploration & Production)                          3,619
    916,500   Esprit Holdings Ltd. (Apparel Retail)                                    4,428
                                                                                    --------
                                                                                       8,047
                                                                                    --------
              HUNGARY (1.5%)
    163,100   OTP Bank Ltd. GDR (Regional Banks)                                       7,078
                                                                                    --------
              IRELAND (1.7%)
    351,800   DEPFA BANK plc (Specialized Finance)                                     4,662
    231,280   Irish Life & Permanent plc (Other Diversified Financial Services)        3,533
                                                                                    --------
                                                                                       8,195
                                                                                    --------
              ITALY (1.3%)
    361,300   RAS S.p.A. (Multi-Line Insurance)                                        6,400
                                                                                    --------
              JAPAN (16.3%)
    295,000   Bridgestone Corp. (Tires & Rubber)                                       5,621
    212,000   Canon, Inc. (Electronic Equipment Manufacturers)                        10,190
    401,400   Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                         5,938
      1,285   KDDI Corp. (Integrated Telecommunication Services)                       6,235
     52,200   Kyocera Corp. (Electronic Equipment Manufacturers)                       3,872

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                      MARKET
     NUMBER                                                                            VALUE
  OF SHARES   SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
     90,500   Murata Manufacturing Co. Ltd. (Electrical Components & Equipment)     $  4,525
    116,000   NOK Corp. (Auto Parts & Equipment)                                       3,686
    123,400   Nitto Denko Corp. (Specialty Chemicals)                                  5,473
    171,100   Seiko Epson Corp. (Office Electronics)                                   7,074
    580,000   Sekisui Chemical Co., Ltd. (Homebuilding)                                4,391
    427,000   Shinsei Bank Ltd. (Diversified Banks)                                    2,590
    121,900   Tokyo Broadcasting System, Inc. (Broadcasting & Cable TV)                1,949
  2,008,000   Tokyo Gas Co. Ltd. (Gas Utilities)                                       7,413
    937,000   Toray Industries, Inc. (Textiles)                                        4,471
    113,200   Toyota Motor Corp. (Automobile Manufacturers)                            4,491
                                                                                    --------
                                                                                      77,919
                                                                                    --------
              KOREA (2.3%)
     14,910   Samsung Electronics Co. Ltd. (Semiconductors)                            5,883
     48,290   Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                    4,991
                                                                                    --------
                                                                                      10,874
                                                                                    --------
              MEXICO (1.5%)
     55,900   America Movil S.A. de C.V. ADR "L" (Wireless Telecommunication
                Services)                                                              1,914
    109,700   Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)                5,280
                                                                                    --------
                                                                                       7,194
                                                                                    --------
              NETHERLANDS (1.1%)
    392,280   Reed Elsevier N.V. (Publishing)                                          5,043
                                                                                    --------
              SINGAPORE (2.5%)
    466,000   DBS Group Holdings Ltd. (Diversified Banks)                              4,260
  4,214,000   Singapore Telecommunications Ltd. (Integrated Telecommunication
                Services)                                                              5,646
    279,000   United Overseas Bank Ltd. (Diversified Banks)                            2,173
                                                                                    --------
                                                                                      12,079
                                                                                    --------
              SPAIN (4.4%)
    544,600   Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)(b)              7,283
    243,640   Iberdrola S.A. (Electric Utilities)                                      4,997
    578,611   Telefonica S.A. (Integrated Telecommunication Services)                  8,274
     10,843   Telefonica S.A. ADR (Integrated Telecommunication Services)                465
                                                                                    --------
                                                                                      21,019
                                                                                    --------
              SWEDEN (6.5%)
    207,600   Atlas Copco AB "A" (Industrial Machinery)                                7,391
  2,947,700   Ericsson LM "B" (Communications Equipment)*                              7,977
    270,100   Hennes & Mauritz AB "B" (Apparel Retail)                                 7,069
    250,800   Sandvik AB (Industrial Machinery)                                        8,611
                                                                                    --------
                                                                                      31,048
                                                                                    --------
              SWITZERLAND (9.4%)
    121,700   Credit Suisse Group (Diversified Banks)                                  3,824
     18,742   Nestle S.A. (Packaged Foods & Meat)                                      4,451
    128,800   Novartis AG (Pharmaceuticals)                                            5,979
    109,600   Roche Holdings AG (Pharmaceuticals)                                     10,677
     11,600   Straumann AG (Health Care Supplies)                                      2,280
     42,922   Syngenta AG (Specialty Chemicals)                                        3,866
     36,900   Synthes, Inc. (Health Care Equipment)                                    3,961
    145,891   UBS AG (Diversified Banks)                                               9,833
                                                                                    --------
                                                                                      44,871
                                                                                    --------
              TAIWAN (0.3%)
  1,588,686   Compal Electronics, Inc. (Computer Hardware)                             1,508
                                                                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
AUGUST 31, 2004 (UNAUDITED)

                                                                                      MARKET
     NUMBER                                                                            VALUE
  OF SHARES   SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              UNITED KINGDOM (19.7%)
  1,199,000   Amvescap plc (Investment Banking & Brokerage)                         $  6,321
    258,800   AstraZeneca plc (Pharmaceuticals)                                       11,959
    322,900   BG Group plc (Oil & Gas Exploration & Production)                        1,998
    215,230   BOC Group plc (Diversified Chemicals)                                    3,481
    289,200   Bunzl plc (Diversified Commercial Services)                              2,216
    570,140   Diageo plc (Distillers & Vintners)                                       7,039
      6,000   GlaxoSmithKline plc ADR (Pharmaceuticals)                                  247
  1,889,858   Kingfisher plc (Home Improvement Retail)                                 9,475
    193,180   Next plc (Apparel Retail)                                                5,196
    614,260   Reckitt Benckiser plc (Household Products)                              16,204
    236,675   Royal Bank Scotland Group plc (Diversified Banks)                        6,622
  5,414,950   Vodafone Group plc (Wireless Telecommunication Services)                12,365
    856,700   William Hill plc (Casinos & Gaming)                                      8,413
    402,800   Yell Group PLC (Publishing)                                              2,484
                                                                                    --------
                                                                                      94,020
                                                                                    --------
              Total stocks (cost: $398,169)                                          467,632
                                                                                    --------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              MONEY MARKET INSTRUMENT (2.3%)

              DISCOUNT NOTES
     $5,599   Federal Home Loan Bank(f), 1.42%, 9/01/2004                              5,599
      5,100   Federal Home Loan Bank(f), 1.47%, 9/01/2004                              5,100
                                                                                    --------
              Total money market instruments (cost: $10,699)                          10,699
                                                                                    --------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (2.5%)(a)

              REPURCHASE AGREEMENTS (2.4%)
      7,000   Bear Stearns & Co., Inc., 1.56%, acquired on 8/31/2004 and due 9/01/2004 at $7,000 (collateralized by $5,000 of Federal
                Home Loan Bank Bonds(f), 2.98%(g), due 8/19/2014; $2,135 of
                Fannie Mae Notes(f), 4.63%, due 10/15/2013; and $210 of U.S.
                Treasury Bills, 1.60%(e), due 12/09/2004, combined market
                value $7,141)(d)                                                       7,000
      3,500   CS First Boston LLC, 1.58%, acquired on 8/31/2004 and
                due 9/01/2004 at $3,500 (collateralized by $3,595 of U.S.
                Treasury Notes, 2.63%, due 5/15/2008, market value $3,570)(d)          3,500
      1,000   Lehman Brothers, Inc., 1.57%, acquired on 8/31/2004 and
                due 9/01/2004 at $1,000 (collateralized by $1,275 of FICO
                STRIPS, 2.46% - 4.97%(e), due 5/11/2006 - 6/27/2016, market
                value $1,021)(d)                                                       1,000
                                                                                    --------
                                                                                      11,500
                                                                                    --------

     NUMBER
  OF SHARES
-----------
              MONEY MARKET FUNDS (0.1%)
    395,008   AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.46%(c)            395
    110,530   Merrill Lynch Premier Institutional Fund, 1.45%(c)                         111
                                                                                    --------
                                                                                         506
                                                                                    --------
              Total short-term investments purchased with cash collateral from
                securities loaned (cost: $12,006)                                     12,006
                                                                                    --------

              TOTAL INVESTMENTS (COST: $420,874)                                    $490,337
                                                                                    ========

4

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           to Portfolio of INVESTMENTS

USAA INTERNATIONAL FUND
AUGUST 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

             5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser,if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of August 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements. Gross unrealized appreciation and depreciation of investments as of August 31, 2004, were $77,755,000 and $8,292,000, respectively, resulting in net unrealized appreciation of $69,463,000.

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           to Portfolio of INVESTMENTS
           (continued)

USAA INTERNATIONAL FUND
AUGUST 31, 2004 (UNAUDITED)

         C. The percentages shown represent the percentages of the investments to net assets, which were $477,594,000 at August 31, 2004, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (b) The security or a portion thereof was out on loan as of August 31, 2004. The fair market value of these securities was approximately $11,542,000.

         (c) Rate represents the money market fund annualized seven-day yield at August 31, 2004.

         (d) Repurchase agreements. The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchse agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (e) Zero-coupon security. Rate represents the effective yield at August 31, 2004.

         (f) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (g) Variable-rate or floating-rate security. Interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2004.

         * Non-income-producing security for the 12 months preceding August 31, 2004.

6

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

              TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P.O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

           INDEPENDENT       Ernst & Young LLP
     REGISTERED PUBLIC       100 West Houston St., Suite 1900
       ACCOUNTING FIRM       San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND       (from touch-tone phones only)
        USAA TOUCHLINE       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

[LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
     USAA               ----------------------------------
                           INSURANCE o MEMBER SERVICES

48050-1004                                 (C)2004, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 28, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 29, 2004
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.